October 29, 2015

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,077
Investment Company Act File No. 811-10325
Amendment No. 2,081

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,077 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to Market Vectors 6-8 Year Municipal Index ETF, Market Vectors 8-12 Year Municipal Index ETF and Market Vectors 12-17 Year Municipal Index ETF, each a new series of the Trust, and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 293-2048 or Joseph McClain of Dechert LLP at (212) 698-3868.

Very truly yours,

/s/ Wu-Kwan Kit
Wu-Kwan Kit
Assistant General Counsel
Van Eck Associates Corporation

Van Eck Associates Corporation Van Eck Securities Corporation
Van Eck Absolute Return Advisers Corporation
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